Net Finance Costs - Reconciliation Of Changes In Contingent Liabilities Recognised In Business Combination Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Income Expense [Abstract]
Balances as of January 1		S/ 0	S/ 64,008	S/ 69,470
Acquired through business combination		0	0	0
Reversal		0	0	(4,095)
Change in fair value of contingent consideration		0	2,492	2,011
Payment of contingent consideration		0	(47,174)	(36,143)
Transfer to Account payables to former shareholder	[1]	0	(17,178)	0
Change in fair value of contingent consideration		0	0	20,927
Exchange difference			(2,148)	11,838
Balances as of December 31		S/ 0	S/ 0	S/ 64,008

[1]	The movement of contingent consideration is the following: